February 5, 2015

VIA EDGAR

Office of Filings and Information Services

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Old Westbury Funds, Inc. (the “Company”)
(File Nos. 033-66528 and 811-07912)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Company, that: (i) the form of the Statement of Additional Information that the Company would have filed pursuant to Rule 497(c) under the 1933 Act does not differ from that contained in Post-Effective Amendment No. 56, which was filed on February 2, 2015, and (ii) the text of Post-Effective Amendment No. 56 was filed electronically on February 2, 2015.

Please do not hesitate to contact Brendan C. Fox of Dechert LLP at (202) 261-3381 if you have any questions regarding this certification.

Sincerely,

/s/ Diane J. Drake

Diane J. Drake

Secretary
Old Westbury Funds, Inc.
c/o BNY Mellon Investment Servicing (US) Inc.
760 Moore Road
King of Prussia, PA 19406

cc:	Steven L. Williamson, Esq.
Nicola Knight, Esq. Robert W. Helm, Esq.
Brendan C. Fox, Esq.